Fair Value Disclosures (Measured on a Non-Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Total gains (losses) on impaired loans	$ 0	$ 0
Total gains (losses) on foreclosed properties	(176)	(621)
Impaired loans
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	8,813	12,787
Impaired loans | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	0	0
Impaired loans | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	8,415	12,787
Impaired loans | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	398	0
Foreclosed properties
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	2,187	2,236
Foreclosed properties | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	252	138
Foreclosed properties | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	1,935	1,989
Foreclosed properties | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	$ 0	$ 109